Nonvested Restricted Shares Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 12, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted shares outstanding, Beginning balance		328,390	463,983	667,372
Granted	542,372	468,600	125,000	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(346,493)	(260,593)	(328,389)
Nonvested restricted shares outstanding, Ending balance		450,497	328,390	463,983
Weighted average grant-date fair value, outstanding Beginning balance		$ 3.44	$ 3.72	$ 3.85
Nonvested restricted shares, Expected to vest		450,497
Weighted average grant-date fair value, Granted	$ 3.6875	$ 2.29	3.03	3.81
Weighted average grant-date fair value, Vested		3.11	3.75	4.01
Weighted average grant-date fair value, outstanding Ending balance		2.49	$ 3.44	$ 3.72
Weighted average grant-date fair value, Expected to vest		$ 2.49
Aggregated intrinsic value, Nonvested restricted shares outstanding		$ 933	$ 551	$ 1,499	$ 2,132
Aggregated intrinsic value, Expected to vest		$ 933